UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                                                                   FORM N-CSR

                                             CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                                                          MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22649

iShares U.S. ETF Trust
(Exact name of registrant as specified in charter)
c/o BlackRock Fund Advisors
400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	July 31, 2023

Date of reporting period:	July 31, 2023

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.
JULY 31, 2023
2023 Annual Report
iShares U.S. ETF Trust
iShares U.S. Consumer Focused ETF | IEDI | Cboe BZX
iShares U.S. Tech Independence Focused ETF | IETC | Cboe BZX

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended July 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced, including large- and small-capitalization U.S. stocks and equities from developed and emerging markets.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period ended July 31, 2023. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near-term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions; however, there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
13.52% 13.02%
U.S. small cap equities
(Russell 2000
®
Index)
4.51 7.91
International equities
(MSCI Europe, Australasia,
Far East Index)
6.65 16.79
Emerging market equities
(MSCI Emerging Markets
Index)
3.26 8.35
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.34 3.96
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(2.08) (7.56)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(1.02) (3.37)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.20 0.93
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.92 4.42
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(unaudited)
................................................................................................. 28

Market Overview
2023
iShares Annual Report To Shareholders

iShares U.S. ETF Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended July 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 12.65%. Economic strength in the face of tightening monetary conditions drove investor optimism surrounding the resilience of the domestic economy. Meanwhile, decelerating inflation alleviated concerns related to potential overheating and led investors to anticipate an end to monetary tightening. Nonetheless, investors watched the economy closely for the impact of higher interest rates, and several bank failures in early 2023 highlighted the potential second-order effects of tight monetary conditions.
However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity into the banking system, and equity prices recovered.
As the reporting period began, inflation, which surged in the aftermath of the coronavirus pandemic, stood near multi-decade highs. However, the inflation rate declined in each of the subsequent eleven months, ending the reporting period substantially lower. Declining energy costs and the resolution of supply chain disruptions helped ease inflation, as the cost of transportation and shipping moderated significantly.
The U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates seven times over the course of the reporting period. The pace of tightening decelerated as the Fed twice lowered the increment of increase before pausing entirely in June 2023, the first time it declined to act since the tightening cycle began. However, the Fed then raised interest rates again at its July 2023 meeting and stated that it would continue to monitor economic data. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic.
Despite the tightening financial conditions, the U.S. economy demonstrated continued strength. The economy returned to growth in the third quarter of 2022 and showed robust, if slightly slower, growth thereafter. Consumers powered the economy, increasing their spending in both nominal and inflation-adjusted terms. A strong labor market bolstered spending as unemployment remained at a near historic low and the number of employed persons reached an all-time high. Tightness in the labor market drove higher wages, although wage growth slowed as the reporting period continued.
Despite a divided government, the U.S. Congress was able to strike a deal in May 2023 to raise the debt ceiling, averting a potential government default. While that deal enacted modest spending cuts, government spending rose overall, and several significant investment bills also passed. These included the CHIPS Act, which encouraged the building of semiconductor capacity in the U.S., and the Inflation Reduction Act, which provided subsidies for various climate-related initiatives. Driven in part by these new incentives, factory construction increased sharply during the reporting period.
In this environment, corporate profits remained solid, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of higher labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022 and again in the first quarter of 2023, and the yield curve (a graphical representation of
U.S. Treasury rates at different maturities) further inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

Fund Summary
as of July 31, 2023

Fund Summary
iShares
®
U.S. Consumer Focused ETF
Investment Objective
The iShares U.S. Consumer Focused ETF (the “Fund”) (formerly the iShares Evolved U.S. Discretionary Spending ETF) seeks to provide access to U.S. companies with discretionary spending exposure, as classified using a proprietary classification system, while targeting increased exposure to U.S. companies with a greater proportion of consumer spending revenues and consumer goods and service production in the U.S. relative to the proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was March 21, 2018. The first day of secondary market trading was March 23, 2018.
The S&P Total Market Index
TM
is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.94% 11.06% 11.86% 9.94% 68.97% 82.42%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.74 11.03 11.82 9.74 68.70 82.06
S&P Total Market Index
TM
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.62 11.31 11.43 12.62 70.90 78.61
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,078.80 $ 0.93 $ 1,000.00 $ 1,023.90 $ 0.90 0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2023 (continued)
2023
iShares Annual Report To Shareholders

iShares
®
U.S. Consumer Focused ETF
Portfolio Management Commentary
Stocks related to U.S. discretionary spending advanced for the reporting period as the economic outlook improved and consumer spending increased. Unemployment remained near historic lows and inflation rates eased, sending consumer confidence in July 2023 to the highest levels since October 2021.
Home improvement stores such as Home Depot and Lowe’s advanced strongly as homeowners increased spending on renovations. High mortgage rates led homeowners carrying low mortgage payments to postpone moving and instead repair and upgrade their current dwellings. Higher dividend payments also benefited home improvement retailers. Discount department stores such as TJX posted stronger earnings as price-conscious consumers searched for bargains. Automotive parts retailers such as O’Reilly
Auto Parts gained as owners saved money by repairing their own vehicles.
Optimism for new artificial intelligence (“AI”) applications benefited large internet retailers such as Amazon. Investors grew confident that the online retailer’s cloud computing business, Amazon Web Services, would provide companies with access to the fast and expensive microchips necessary to run AI applications. In addition, online sales in the broadline retail industry continued to grow, even after pandemic restrictions ended.
Quick-service restaurants such as Chipotle, Starbucks, and McDonald’s gained from inflation, which led consumers to shift to lower-cost dining options. Falling prices on some ingredients offset increasing wage costs at the restaurants, helping boost profits. Despite rising restaurant prices, consumers increased spending on food delivery services such as DoorDash. Some saved money by ordering less or switching to fast food from full-service restaurants. The end of pandemic regulations increased travel demand, particularly from the U.S. to international destinations, benefiting hotel chains such as Marriott.
The Fund’s evolved investment process looks beyond the traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. During the reporting period, the evolved process identified several companies with similar businesses that have traditionally been categorized in other sectors. For example, the Fund held positions in warehouse general merchandise chains such as Walmart and Costco, which are generally classified within the consumer staples sector. Walmart’s focus on value attracted price-sensitive consumers and increased sales online and in the grocery aisle.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Specialty Retail ................................... 33.3%
Consumer Staples Distribution & Retail ................... 21.7
Broadline Retail ................................... 15.7
Hotels, Restaurants & Leisure ......................... 13.8
Textiles, Apparel & Luxury Goods ....................... 5.1
Financial Services ................................. 2.1
Trading Companies & Distributors ....................... 1.3
Commercial Services & Supplies ....................... 1.2
Other (each representing less than 1%) ................... 5.8
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Amazon.com, Inc. ................................. 14.5%
Home Depot, Inc. (The) ............................. 12.5
Walmart, Inc. ..................................... 6.7
Costco Wholesale Corp. ............................. 6.6
Lowe's Cos., Inc. .................................. 4.5
TJX Cos., Inc. (The) ................................ 3.5
Target Corp. ..................................... 2.5
O'Reilly Automotive, Inc. ............................. 1.9
Chipotle Mexican Grill, Inc. ........................... 1.9
NIKE, Inc., Class B ................................ 1.8
(a)
Excludes money market funds.

Fund Summary
as of July 31, 2023

Fund Summary
iShares
®
U.S. Tech Independence Focused ETF
Investment Objective
The iShares U.S. Tech Independence Focused ETF (the “Fund”) (formerly the iShares Evolved U.S. Technology ETF) seeks to provide access to U.S. companies with technology exposure, as classified using a proprietary classification system, while targeting increased exposure to U.S. companies with a greater proportion of technological capabilities, revenues, and production in the U.S. and select global markets relative to the proprietary classification system. The Fund is an actively managed exchange-
traded fund that does not seek to replicate the performance of a specified index
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was March 21, 2018. The first day of secondary market trading was March 23, 2018.
The S&P Total Market
Index
TM
is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21.41% 17.72% 17.69% 21.41% 126.07% 139.64%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21.27 17.67 17.66 21.27 125.60 139.24
S&P Total Market Index
TM
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.62 11.31 11.43 12.62 70.90 78.61
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,293.70 $ 1.02 $ 1,000.00 $ 1,023.90 $ 0.90 0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2023 (continued)
2023
iShares Annual Report To Shareholders

iShares
®
U.S. Tech Independence Focused ETF
Portfolio Management Commentary
U.S. technology stocks advanced considerably during the reporting period. After a decline early in the reporting period amid high inflation and rising interest rates, technology stocks rebounded as inflation moderated and optimism increased that interest rates would stabilize. The widespread emergence of new artificial intelligence (“AI”) applications increased demand for machine-learning capabilities, boosting the stocks of companies involved in the burgeoning technology.
Manufacturers of semiconductors and related equipment contributed the most to the Fund’s return. AI-related demand buoyed the stocks of companies, such as Broadcom and Nvidia, which produce chips and networking equipment that power specialized AI operations. Those include the data centers that support AI functions, including ChatGPT and other generative AI services. Demand for high-speed switches, routers, chips and other networking equipment bolstered their revenue, alongside increased demand from firms looking to enhance server storage.
Makers of business and enterprise software, including cloud-oriented systems, also contributed substantially to the Fund’s performance. Microsoft benefited from integrating
AI with its existing product offerings, while Oracle entered a partnership with Nvidia that helped boost revenue throughout its business lineup. Cloud platforms also increased adoption of cybersecurity protection, leading to higher billings and new bookings for the software security business. In addition, stocks of defense contractors gained, led by
Boeing, which produced positive free cash flow for the first time in five years. Stocks of financial exchange operators, including Intercontinental Exchange and cryptocurrency exchange Coinbase Global, also contributed.
The Fund’s evolved investment process looks beyond the traditional sector definitions by applying machine learning and natural language processing to group individual companies with related business activity. During the reporting period, the evolved process identified several technology companies with similar businesses that have traditionally been categorized in other sectors. These included large firms within the consumer discretionary sector, most notably Amazon. The company benefited from AI’s swift emergence and stood at the forefront of technological innovation. Amazon’s web services business propelled the firm into a leadership position in cloud computing.
Revenue for that division of the company rose significantly, accounting for an increasing proportion of its overall sales.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Software ....................................... 31.3%
Semiconductors & Semiconductor Equipment ............... 22.5
IT Services ...................................... 9.3
Broadline Retail ................................... 7.2
Communications Equipment .......................... 4.2
Interactive Media & Services .......................... 3.8
Capital Markets ................................... 3.5
Technology Hardware, Storage & Peripherals ............... 3.2
Aerospace & Defense ............................... 2.9
Professional Services ............................... 2.8
Financial Services ................................. 2.7
Electronic Equipment, Instruments & Components ............ 1.3
Other (each representing less than 1%) ................... 5.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Broadcom, Inc. ................................... 14.0%
Microsoft Corp. ................................... 13.6
Amazon.com, Inc. ................................. 7.0
Oracle Corp. ..................................... 6.8
Accenture plc, Class A .............................. 5.3
NVIDIA Corp. .................................... 3.7
Salesforce, Inc. ................................... 3.3
Boeing Co. (The) .................................. 2.4
Apple, Inc. ...................................... 2.3
Cisco Systems, Inc. ................................ 2.3
(a)
Excludes money market funds.

About Fund Performance

About Fund Performance / Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Annual Report to Shareholders
Schedule of Investments
July 31, 2023
iShares
®
U.S. Consumer Focused ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.3%
FedEx Corp. ...................... 105 $ 28,345
United Parcel Service, Inc., Class B ...... 77 14,409
42,754
Beverages — 0.5%
Brown-Forman Corp., Class B, NVS ...... 151 10,661
Constellation Brands, Inc., Class A ....... 225 61,380
72,041
Broadline Retail — 15.6%
Amazon.com, Inc.
(a)
................. 15,735 2,103,455
Coupang , Inc., Class A
(a)(b)
............. 1,695 30,764
Dillard's, Inc., Class A ................ 27 9,262
eBay, Inc. ........................ 542 24,125
Etsy, Inc.
(a)
....................... 199 20,228
Kohl's Corp. ...................... 772 21,963
Macy's, Inc. ...................... 1,373 22,778
Nordstrom, Inc. .................... 648 14,975
Ollie's Bargain Outlet Holdings, Inc.
(a)
..... 419 30,537
2,278,087
Building Products — 0.2%
Fortune Brands Innovations, Inc. ........ 134 9,523
Masco Corp. ...................... 295 17,901
Masterbrand, Inc.
(a)
................. 134 1,655
29,079
Commercial Services & Supplies — 1.2%
Cintas Corp. ...................... 201 100,910
Copart , Inc.
(a)
..................... 564 49,852
Driven Brands Holdings, Inc.
(a)
.......... 255 6,597
Rollins, Inc. ....................... 244 9,962
167,321
Consumer Finance — 0.1%
FirstCash Holdings, Inc. .............. 100 9,528
Consumer Staples Distribution & Retail — 21.6%
Albertsons Cos., Inc., Class A .......... 803 17,449
BJ's Wholesale Club Holdings, Inc.
(a)
...... 736 48,804
Casey's General Stores, Inc. ........... 190 48,005
Costco Wholesale Corp. .............. 1,719 963,792
Dollar General Corp. ................ 1,228 207,360
Dollar Tree, Inc.
(a)
................... 1,253 193,376
Grocery Outlet Holding Corp.
(a)
.......... 509 17,026
Kroger Co. (The) ................... 3,049 148,303
Performance Food Group Co.
(a)
......... 434 25,936
Sprouts Farmers Market, Inc.
(a)
.......... 562 22,059
Sysco Corp. ...................... 700 53,417
Target Corp. ...................... 2,639 360,144
US Foods Holding Corp.
(a)
............. 627 26,792
Walgreens Boots Alliance, Inc. .......... 1,717 51,459
Walmart, Inc. ...................... 6,056 968,112
3,152,034
Distributors — 0.5%
Genuine Parts Co. .................. 230 35,815
Pool Corp. ....................... 82 31,549
67,364
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.
(a)(b)
... 37 3,590
H&R Block, Inc. .................... 403 13,545
Service Corp. International ............ 175 11,664
28,799
Security
Shares
Shares Value
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(a)
........ 235 $ 20,621
Financial Services — 2.1%
Block, Inc., Class A
(a)
................ 1,042 83,912
Mastercard , Inc., Class A .............. 199 78,462
Toast, Inc., Class A
(a)
................ 610 13,463
Visa, Inc., Class A .................. 557 132,415
308,252
Food Products — 0.2%
Flowers Foods, Inc. ................. 544 13,442
Freshpet , Inc.
(a)(b)
................... 119 8,751
Lancaster Colony Corp. .............. 52 10,017
32,210
Ground Transportation — 0.9%
(a)
Avis Budget Group, Inc. .............. 36 7,930
Lyft, Inc., Class A ................... 754 9,583
Uber Technologies, Inc. ............... 2,434 120,386
137,899
Health Care Providers & Services — 0.2%
McKesson Corp. ................... 56 22,534
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............ 563 10,359
Hotels, Restaurants & Leisure — 13.7%
Airbnb, Inc., Class A
(a)
................ 535 81,422
Aramark ......................... 565 22,809
Bloomin ' Brands, Inc. ................ 367 9,861
Boyd Gaming Corp. ................. 198 13,527
Brinker International, Inc.
(a)
............ 248 9,741
Caesars Entertainment, Inc.
(a)
.......... 521 30,749
Carnival Corp.
(a)
.................... 727 13,697
Cheesecake Factory, Inc. (The) ......... 211 7,761
Chipotle Mexican Grill, Inc.
(a)
........... 141 276,682
Choice Hotels International, Inc. ......... 112 14,644
Churchill Downs, Inc. ................ 148 17,146
Cracker Barrel Old Country Store, Inc. ..... 119 11,091
Darden Restaurants, Inc. ............. 559 94,426
Dave & Buster's Entertainment, Inc.
(a)
..... 218 9,984
Domino's Pizza, Inc. ................. 164 65,065
DoorDash , Inc., Class A
(a)
............. 924 83,890
DraftKings , Inc., Class A
(a)
............. 883 28,062
Expedia Group, Inc.
(a)
................ 254 31,123
Hilton Grand Vacations, Inc.
(a)
.......... 182 8,463
Hilton Worldwide Holdings, Inc. ......... 811 126,102
Hyatt Hotels Corp., Class A ............ 100 12,635
Jack in the Box, Inc. ................. 35 3,479
Marriott International, Inc., Class A ....... 985 198,783
Marriott Vacations Worldwide Corp. ....... 81 10,409
McDonald's Corp. .................. 698 204,654
MGM Resorts International ............ 571 28,990
Norwegian Cruise Line Holdings Ltd.
(a)
..... 816 18,009
Papa John's International, Inc. .......... 228 18,856
Penn Entertainment, Inc.
(a)(b)
........... 297 7,808
Planet Fitness, Inc., Class A
(a)
.......... 470 31,744
Royal Caribbean Cruises Ltd.
(a)
......... 313 34,151
Shake Shack, Inc., Class A
(a)
........... 48 3,728
Starbucks Corp. .................... 2,323 235,947
Texas Roadhouse, Inc. ............... 331 36,923
Travel + Leisure Co. ................. 214 8,716
Vail Resorts, Inc. ................... 111 26,139
Wendy's Co. (The) .................. 638 13,711
Wingstop , Inc. ..................... 159 26,804
Wyndham Hotels & Resorts, Inc. ........ 275 21,428

Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Consumer Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd. .................. 27 $ 2,943
Yum! Brands, Inc. .................. 742 102,151
2,004,253
Household Durables — 0.3%
DR Horton, Inc. .................... 139 17,656
Tempur Sealy International, Inc. ......... 412 18,388
Toll Brothers, Inc. ................... 165 13,254
49,298
Household Products — 0.7%
Clorox Co. (The) ................... 60 9,089
Colgate-Palmolive Co. ............... 297 22,649
Procter & Gamble Co. (The) ........... 457 71,429
103,167
Interactive Media & Services — 0.1%
(a)
Match Group, Inc. .................. 164 7,628
Snap, Inc., Class A, NVS .............. 679 7,713
15,341
IT Services — 0.2%
Accenture plc, Class A ............... 44 13,919
GoDaddy , Inc., Class A
(a)
.............. 163 12,566
26,485
Leisure Products — 0.1%
(a)
Mattel, Inc. ....................... 86 1,832
Peloton Interactive, Inc., Class A ........ 527 5,117
YETI Holdings, Inc. ................. 225 9,585
16,534
Machinery — 0.2%
Parker-Hannifin Corp. ................ 60 24,601
Media — 0.1%
Interpublic Group of Cos., Inc. (The) ...... 384 13,144
Personal Care Products — 0.2%
Coty, Inc., Class A
(a)
................. 1,220 14,689
elf Beauty, Inc.
(a)
................... 116 13,540
Inter Parfums , Inc. .................. 11 1,645
29,874
Real Estate Management & Development — 0.1%
Zillow Group, Inc., Class C, NVS
(a)
....... 286 15,490
Residential REITs — 0.1%
Invitation Homes, Inc. ................ 466 16,543
Specialty Retail — 33.1%
Academy Sports & Outdoors, Inc. ........ 509 30,433
Advance Auto Parts, Inc. .............. 326 24,251
American Eagle Outfitters, Inc. .......... 848 11,914
Asbury Automotive Group, Inc.
(a)
......... 49 11,054
AutoNation, Inc.
(a)
................... 101 16,259
AutoZone, Inc.
(a)
................... 95 235,763
Bath & Body Works, Inc. .............. 1,078 39,951
Best Buy Co., Inc. .................. 552 45,844
Boot Barn Holdings, Inc.
(a)
............. 157 14,742
Burlington Stores, Inc.
(a)
.............. 449 79,751
CarMax, Inc.
(a)
..................... 630 52,044
Dick's Sporting Goods, Inc. ............ 385 54,285
Five Below, Inc.
(a)
................... 360 75,002
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 570 65,465
Foot Locker, Inc. ................... 386 10,372
GameStop Corp., Class A
(a)(b)
........... 842 18,692
Gap, Inc. (The) .................... 1,355 13,957
Home Depot, Inc. (The) .............. 5,439 1,815,756
Security
Shares
Shares Value
Specialty Retail (continued)
Leslie's, Inc.
(a)
..................... 621 $ 3,956
Lithia Motors, Inc. .................. 79 24,532
Lowe's Cos., Inc. ................... 2,793 654,316
Murphy USA, Inc.
(b)
................. 72 22,106
O'Reilly Automotive, Inc.
(a)
............. 305 282,366
RH
(a)
........................... 112 43,475
Ross Stores, Inc. ................... 2,245 257,367
Sally Beauty Holdings, Inc.
(a)
........... 215 2,574
Signet Jewelers Ltd. ................. 205 16,501
TJX Cos., Inc. (The) ................. 5,831 504,556
Tractor Supply Co. .................. 631 141,338
Ulta Beauty, Inc.
(a)
.................. 346 153,901
Urban Outfitters, Inc.
(a)
............... 347 12,620
Valvoline, Inc. ..................... 323 12,264
Victoria's Secret & Co.
(a)(b)
............. 307 6,290
Wayfair, Inc., Class A
(a)
............... 334 26,009
Williams-Sonoma, Inc. ............... 407 56,427
4,836,133
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ....................... 327 64,239
Textiles, Apparel & Luxury Goods — 5.0%
Capri Holdings Ltd.
(a)
................ 601 22,183
Carter's, Inc. ...................... 222 16,652
Columbia Sportswear Co. ............. 98 7,704
Crocs, Inc.
(a)
...................... 215 23,295
Deckers Outdoor Corp.
(a)
.............. 99 53,825
Kontoor Brands, Inc. ................. 263 11,141
Lululemon Athletica , Inc.
(a)
............. 613 232,039
NIKE, Inc., Class B ................. 2,343 258,644
Oxford Industries, Inc. ............... 79 8,520
PVH Corp. ....................... 29 2,599
Ralph Lauren Corp., Class A ........... 112 14,709
Skechers USA, Inc., Class A
(a)
.......... 326 18,119
Steven Madden Ltd. ................. 353 11,783
Tapestry, Inc. ...................... 804 34,693
VF Corp. ........................ 880 17,433
733,339
Trading Companies & Distributors — 1.3%
Fastenal Co. ...................... 925 54,214
Ferguson plc ...................... 402 64,971
MSC Industrial Direct Co., Inc., Class A .... 90 9,083
SiteOne Landscape Supply, Inc.
(a)
........ 101 17,170
WW Grainger, Inc. .................. 66 48,741
194,179
Total Long-Term Investments — 99.4%
(Cost: $13,419,268) .............................. 14,521,502

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Consumer Focused ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.42%
(e)
............ 158,049 $ 158,080
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22% .................. 73,037 73,037
Total Short-Term Securities — 1.6%
(Cost: $231,086) ................................ 231,117
Total Investments — 101.0%
(Cost: $13,650,354 ) .............................. 14,752,619
Liabilities in Excess of Other Assets — (1.0)% ............ (152,954)
Net Assets — 100.0% ..............................
$ 14,599,665
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 298,302 $ — $ (141,175)
(a)
$ 969 $ (16) $ 158,080 158,049 $ 3,227
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 60,000 13,037
(a)
— — — 73,037 73,037 3,417 —
$ 969 $ (16) $ 231,117 $ 6,644 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,521,502 $ — $ — $ 14,521,502
Short-Term Securities
Money Market Funds ...................................... 231,117 — — 231,117
$ 14,752,619 $ — $ — $ 14,752,619

Schedule of Investments
July 31, 2023
iShares
®
U.S. Tech Independence Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
Boeing Co. (The)
(a)
.................. 15,924 $ 3,803,447
Lockheed Martin Corp. ............... 1,509 673,572
Mercury Systems, Inc.
(a)
.............. 1,674 63,579
4,540,598
Automobile Components — 0.0%
Aptiv plc
(a)
........................ 521 57,044
Broadline Retail — 7.2%
Amazon.com, Inc.
(a)
................. 81,776 10,931,816
Coupang, Inc., Class A
(a)(b)
............. 4,562 82,800
eBay, Inc. ........................ 4,208 187,298
11,201,914
Building Products — 0.1%
Fortune Brands Innovations, Inc. ........ 1,655 117,621
Capital Markets — 3.5%
Blackstone, Inc., Class A .............. 1,837 192,499
CBOE Global Markets, Inc. ............ 639 89,256
CME Group, Inc., Class A ............. 2,067 411,250
Coinbase Global, Inc., Class A
(a)(b)
........ 3,510 346,121
FactSet Research Systems, Inc. ......... 237 103,105
Intercontinental Exchange, Inc. ......... 19,840 2,277,632
LPL Financial Holdings, Inc. ............ 386 88,533
Moody's Corp. ..................... 1,395 492,086
MSCI, Inc. ....................... 373 204,434
Nasdaq, Inc. ...................... 2,129 107,493
S&P Global, Inc. ................... 2,822 1,113,307
5,425,716
Commercial Services & Supplies — 0.2%
Rollins, Inc. ....................... 859 35,073
Tetra Tech, Inc. .................... 2,116 358,048
393,121
Communications Equipment — 4.2%
Arista Networks, Inc.
(a)
............... 1,537 238,373
Cisco Systems, Inc. ................. 67,748 3,525,606
Juniper Networks, Inc. ............... 3,137 87,209
Motorola Solutions, Inc. .............. 9,383 2,689,449
6,540,637
Construction & Engineering — 0.1%
Ameresco, Inc., Class A
(a)
............. 2,790 162,406
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 1,787 81,523
Electrical Equipment — 0.2%
Rockwell Automation, Inc. ............. 503 169,154
Vertiv Holdings Co., Class A ........... 6,408 166,672
335,826
Electronic Equipment, Instruments & Components — 1.3%
CDW Corp. ....................... 6,139 1,148,423
Corning, Inc. ...................... 1,422 48,263
Insight Enterprises, Inc.
(a)(b)
............ 1,216 178,375
Keysight Technologies, Inc.
(a)
........... 2,224 358,242
National Instruments Corp. ............ 1,290 76,110
Teledyne Technologies, Inc.
(a)
........... 230 88,442
Trimble, Inc.
(a)
..................... 2,793 150,263
2,048,118
Energy Equipment & Services — 0.2%
Schlumberger NV .................. 4,180 243,861
Security
Shares
Shares Value
Entertainment — 0.2%
Activision Blizzard, Inc.
(a)
.............. 1,096 $ 101,665
Electronic Arts, Inc. ................. 1,431 195,117
ROBLOX Corp., Class A
(a)
............. 1,394 54,714
351,496
Financial Services — 2.7%
Block, Inc., Class A
(a)
................ 3,003 241,832
Fidelity National Information Services, Inc. .. 7,372 445,121
Fiserv, Inc.
(a)
...................... 9,058 1,143,210
FleetCor Technologies, Inc.
(a)
........... 1,445 359,675
Global Payments, Inc. ............... 2,831 312,118
Jack Henry & Associates, Inc. .......... 1,613 270,290
Mastercard, Inc., Class A .............. 1,059 417,543
PayPal Holdings, Inc.
(a)
............... 5,054 383,194
Visa, Inc., Class A .................. 2,616 621,902
4,194,885
Ground Transportation — 0.2%
Uber Technologies, Inc.
(a)
............. 6,063 299,876
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A
(a)
......... 902 184,206
Hotels, Restaurants & Leisure — 0.5%
(a)
Airbnb, Inc., Class A
(b)
................ 1,494 227,372
Booking Holdings, Inc. ............... 112 332,730
DoorDash, Inc., Class A .............. 2,347 213,084
773,186
Household Products — 0.0%
Colgate-Palmolive Co. ............... 848 64,669
Insurance — 0.4%
Aon plc, Class A ................... 572 182,182
Marsh & McLennan Cos., Inc. .......... 2,049 386,073
568,255
Interactive Media & Services — 3.8%
(a)
Alphabet, Inc., Class A ............... 16,099 2,136,659
Alphabet, Inc., Class C, NVS ........... 13,957 1,857,816
Meta Platforms, Inc., Class A ........... 4,497 1,432,744
Pinterest, Inc., Class A ............... 2,609 75,635
Snap, Inc., Class A, NVS .............. 24,763 281,308
ZoomInfo Technologies, Inc. ........... 3,517 89,930
5,874,092
IT Services — 9.2%
Accenture plc, Class A ............... 25,928 8,202,323
Akamai Technologies, Inc.
(a)
............ 3,083 291,344
Cloudflare, Inc., Class A
(a)
............. 10,595 728,618
Cognizant Technology Solutions Corp., Class A 3,809 251,508
DigitalOcean Holdings, Inc.
(a)(b)
.......... 2,363 117,016
DXC Technology Co.
(a)
............... 3,964 109,605
Gartner, Inc.
(a)
..................... 2,024 715,666
International Business Machines Corp. .... 19,393 2,796,083
MongoDB, Inc., Class A
(a)
............. 446 188,836
Okta, Inc., Class A
(a)
................. 788 60,566
Snowflake, Inc., Class A
(a)
............. 1,990 353,643
Twilio, Inc., Class A
(a)
................ 1,116 73,689
VeriSign, Inc.
(a)
.................... 2,774 585,175
14,474,072
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. ............. 1,312 159,762
Illumina, Inc.
(a)
..................... 691 132,776
IQVIA Holdings, Inc.
(a)
................ 1,223 273,658
566,196

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Tech Independence Focused ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.7%
Fortive Corp. ...................... 97 $ 7,600
Parker-Hannifin Corp. ................ 2,748 1,126,707
Xylem, Inc. ....................... 370 41,718
1,176,025
Media — 0.5%
Interpublic Group of Cos., Inc. (The) ...... 6,750 231,053
Omnicom Group, Inc. ................ 2,833 239,728
Trade Desk, Inc. (The), Class A
(a)
........ 3,536 322,695
793,476
Professional Services — 2.8%
ASGN, Inc.
(a)
...................... 1,684 128,523
Automatic Data Processing, Inc. ......... 4,524 1,118,604
Booz Allen Hamilton Holding Corp. ....... 2,548 308,512
Broadridge Financial Solutions, Inc. ...... 641 107,637
CACI International, Inc., Class A
(a)
....... 599 209,914
Ceridian HCM Holding, Inc.
(a)
........... 1,720 121,793
Equifax, Inc. ...................... 1,589 324,283
FTI Consulting, Inc.
(a)
................ 482 84,427
Genpact Ltd. ...................... 2,637 95,169
Jacobs Solutions, Inc. ................ 815 102,209
Leidos Holdings, Inc. ................ 908 84,925
Maximus, Inc. ..................... 1,146 95,989
Paychex, Inc. ..................... 2,579 323,587
Paycom Software, Inc. ............... 678 250,019
Paylocity Holding Corp.
(a)
............. 453 102,763
Science Applications International Corp. ... 802 97,315
SS&C Technologies Holdings, Inc. ....... 1,624 94,598
TransUnion ....................... 3,381 269,432
Verisk Analytics, Inc. ................. 2,101 481,003
4,400,702
Real Estate Management & Development — 0.3%
CoStar Group, Inc.
(a)
................. 5,670 476,110
Semiconductors & Semiconductor Equipment — 22.4%
Advanced Micro Devices, Inc.
(a)
......... 6,410 733,304
Applied Materials, Inc. ............... 1,587 240,573
Broadcom, Inc. .................... 24,175 21,724,863
Enphase Energy, Inc.
(a)
............... 626 95,045
Intel Corp. ....................... 31,978 1,143,853
KLA Corp. ........................ 505 259,545
Lam Research Corp. ................ 416 298,892
Marvell Technology, Inc. .............. 26,121 1,701,261
Microchip Technology, Inc. ............. 6,557 615,965
Micron Technology, Inc. ............... 3,951 282,062
Monolithic Power Systems, Inc. ......... 270 151,062
NVIDIA Corp. ..................... 12,393 5,791,125
NXP Semiconductors NV ............. 1,067 237,920
ON Semiconductor Corp.
(a)
............ 1,469 158,285
Qorvo, Inc.
(a)
...................... 2,903 319,388
QUALCOMM, Inc. .................. 2,993 395,585
Silicon Laboratories, Inc.
(a)
............. 1,103 164,501
Teradyne, Inc. ..................... 1,848 208,713
Texas Instruments, Inc. ............... 2,827 508,860
35,030,802
Software — 31.1%
Adobe, Inc.
(a)
...................... 3,643 1,989,697
ANSYS, Inc.
(a)
..................... 2,251 770,067
Appian Corp., Class A
(a)
.............. 2,056 105,925
Autodesk, Inc.
(a)
.................... 920 195,031
Bentley Systems, Inc., Class B .......... 6,669 359,326
BILL Holdings, Inc.
(a)
................. 966 121,078
Cadence Design Systems, Inc.
(a)
........ 4,074 953,357
Confluent, Inc., Class A
(a)(b)
............ 7,015 242,298
Security
Shares
Shares Value
Software (continued)
Crowdstrike Holdings, Inc., Class A
(a)
...... 1,629 $ 263,344
Datadog, Inc., Class A
(a)
.............. 2,400 280,128
DocuSign, Inc.
(a)
................... 1,859 100,051
Fair Isaac Corp.
(a)
................... 140 117,316
Fortinet, Inc.
(a)
..................... 4,466 347,098
HubSpot, Inc.
(a)
.................... 384 222,931
Intuit, Inc. ........................ 2,530 1,294,601
Microsoft Corp. .................... 62,912 21,133,399
Oracle Corp. ...................... 89,575 10,500,877
Palantir Technologies, Inc., Class A
(a)
..... 12,374 245,500
Palo Alto Networks, Inc.
(a)
............. 3,665 916,103
Qualys, Inc.
(a)
..................... 2,239 310,773
Roper Technologies, Inc. .............. 345 170,102
Salesforce, Inc.
(a)
................... 22,504 5,063,625
ServiceNow, Inc.
(a)
.................. 2,133 1,243,539
Splunk, Inc.
(a)
..................... 1,141 123,605
Synopsys, Inc.
(a)
................... 689 311,290
Tyler Technologies, Inc.
(a)
............. 1,664 659,992
VMware, Inc., Class A
(a)
.............. 1,377 217,057
Workday, Inc., Class A
(a)
.............. 1,396 331,034
Zoom Video Communications, Inc., Class A
(a)
1,933 141,786
48,730,930
Specialized REITs — 0.9%
Digital Realty Trust, Inc. .............. 884 110,164
Equinix, Inc. ...................... 1,389 1,124,979
Iron Mountain, Inc. .................. 3,082 189,235
1,424,378
Specialty Retail — 0.1%
Best Buy Co., Inc. .................. 1,462 121,419
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc. ....................... 18,078 3,551,423
Dell Technologies, Inc., Class C ......... 6,839 361,920
Hewlett Packard Enterprise Co. ......... 22,653 393,709
HP, Inc. ......................... 9,321 306,009
NetApp, Inc. ...................... 2,468 192,529
Pure Storage, Inc., Class A
(a)
........... 2,864 105,939
4,911,529
Total Long-Term Investments — 99.4%
(Cost: $118,582,716) ............................. 155,564,689
Short-Term Securities
Money Market Funds — 1.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.42%
(e)
............ 955,299 955,490
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22% .................. 870,651 870,651
Total Short-Term Securities — 1.2%
(Cost: $1,826,061) .............................. 1,826,141
Total Investments — 100.6%
(Cost: $120,408,777 ) ............................. 157,390,830
Liabilities in Excess of Other Assets — (0.6)% ............ (934,522)
Net Assets — 100.0% ..............................
$ 156,456,308
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Tech Independence Focused ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,184,151 $ — $ (229,740)
(a)
$ 1,069 $ 10 $ 955,490 955,299 $ 7,835
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,310,000 — (439,349)
(a)
— — 870,651 870,651 34,793 —
$ 1,069 $ 10 $ 1,826,141 $ 42,628 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 155,564,689 $ — $ — $ 155,564,689
Short-Term Securities
Money Market Funds ...................................... 1,826,141 — — 1,826,141
$ 157,390,830 $ — $ — $ 157,390,830

Statements of Assets and Liabilities

July 31, 2023
2023
iShares Annual Report to Shareholders

See notes to financial statements.
iShares U.S.
Consumer
Focused ETF
iShares
U.S. Tech
Independence
Focused ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 14,521,502 $ 155,564,689
Investments, at value — affiliated
(c)
........................................................................... 231,117 1,826,141
Receivables: – –
Securities lending income — affiliated ....................................................................... 107 475
Dividends — unaffiliated ................................................................................ 5,912 39,557
Dividends — affiliated .................................................................................. 310 3,531
Total assets ..........................................................................................
14,758,948 157,434,393
LIABILITIES
Collateral on securities loaned .............................................................................. 157,102 954,574
Payables: – –
Investment advisory fees ................................................................................ 2,181 23,511
Total liabilities .........................................................................................
159,283 978,085
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 14,599,665 $ 156,456,308
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 14,820,385 $ 130,688,846
Accumulated earnings (loss) ............................................................................... (220,720) 25,767,462
NET ASSETS .........................................................................................
$ 14,599,665 $ 156,456,308
NET ASSET VALUE
Shares outstanding .....................................................................................
350,000 2,750,000
Net asset value ........................................................................................
$ 41.71 $ 56.89
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 13,419,268 $ 118,582,716
(b)
  Securities loaned, at value ............................................................................... $ 155,583 $ 914,843
(c)
  Investments, at cost — affiliated ........................................................................... $ 231,086 $ 1,826,061

Statements of Operations
Year Ended July 31, 2023

Financial Statements
iShares U.S.
Consumer
Focused ETF
iShares
U.S. Tech
Independence
Focused ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 177,703 $ 1,360,920
Dividends — affiliated .................................................................................. 3,417 34,793
Securities lending income — affiliated — net .................................................................. 3,227 7,835
Foreign taxes withheld ................................................................................. — (683)
Total investment income ..................................................................................
184,347 1,402,865
EXPENSES
Investment advisory ................................................................................... 25,075 217,078
Total expenses ........................................................................................
25,075 217,078
Net investment income ...................................................................................
159,272 1,185,787
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,094,508 $ 29,774,530
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (1,339,070) $ (11,437,466)
Investments — affiliated .............................................................................. 969 1,069
In-kind redemptions — unaffiliated
(a)
...................................................................... 498,804 9,322,697
(839,297) (2,113,700)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 1,933,820 31,888,220
Investments — affiliated .............................................................................. (16) 10
1,933,804 31,888,230
Net realized and unrealized gain ............................................................................
1,094,507 29,774,530
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 1,253,779 $ 30,960,317
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2023
iShares Annual Report to Shareholders

See notes to financial statements.
iShares U.S. Consumer Focused ETF
iShares U.S. Tech Independence Focused
ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 159,272 $ 198,091 $ 1,185,787 $ 576,525
Net realized gain (loss) .................................................... (839,297) 2,862,596 (2,113,700) 8,228,341
Net change in unrealized appreciation (depreciation) ................................ 1,933,804 (6,108,541) 31,888,230 (31,887,833)
Net increase (decrease) in net assets resulting from operations ...........................
1,253,779 (3,047,854) 30,960,317 (23,082,967)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(438,384) (192,387) (1,198,551) (1,164,175)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(1,892,660) (3,715,086) 10,705,075 9,540,195
NET ASSETS
Total increase (decrease) in net assets ........................................... (1,077,265) (6,955,327) 40,466,841 (14,706,947)
Beginning of year ..........................................................
15,676,930 22,632,257 115,989,467 130,696,414
End of year ..............................................................
$ 14,599,665 $ 15,676,930 $ 156,456,308 $ 115,989,467
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Consumer Focused ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year .................................
$ 39.19  $ 45.26  $ 34.23  $ 29.47  $ 26.84
Net investment income
(a)
........................................
0.44  0.38  0.35  0.35  0.39
Net realized and unrealized gain (loss)
(b)
..............................
3.30  (6.07) 11.01  4.90  2.70
Net increase (decrease) from investment operations ....................... 3.74  (5.69) 11.36  5.25  3.09
Distributions
(c)
– – – – –
From net investment income .....................................
(0.44) (0.38) (0.33) (0.33) (0.41)
From net realized gain ..........................................
(0.78) —  —  (0.16) (0.05)
Total distributions .............................................. (1.22) (0.38) (0.33) (0.49) (0.46)
Net asset value, end of year ...................................... $ 41.71  $ 39.19  $ 45.26  $ 34.23  $ 29.47
Total Return
(d)
— — — — —
Based on net asset value ......................................... 9.94% (12.65)% 33.32% 18.11% 11.73%
Ratios to Average Net Assets
(e)
Total expenses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ...........................................
1.14% 0.88% 0.86% 1.16% 1.42%
Supplemental Data
Net assets, end of year (000) ....................................... $ 14,600  $ 15,677  $ 22,632  $ 11,981  $ 5,895
Portfolio turnover rate
(f)
........................................... 18% 7% 4% 10% 11%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders

iShares U.S. Tech Independence Focused ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year .................................
$ 47.34  $ 56.82  $ 40.70  $ 29.95  $ 26.33
Net investment income
(a)
........................................
0.45  0.23  0.21  0.24  0.23
Net realized and unrealized gain (loss)
(b)
..............................
9.55  (9.25) 16.12  10.80  3.73
Net increase (decrease) from investment operations ....................... 10.00  (9.02) 16.33  11.04  3.96
Distributions
(c)
– – – – –
From net investment income .....................................
(0.38) (0.25) (0.21) (0.24) (0.27)
From net realized gain ..........................................
(0.07) (0.21) —  (0.05) (0.07)
Total distributions .............................................. (0.45) (0.46) (0.21) (0.29) (0.34)
Net asset value, end of year ...................................... $ 56.89  $ 47.34  $ 56.82  $ 40.70  $ 29.95
Total Return
(d)
— — — — —
Based on net asset value ......................................... 21.41% (16.02)% 40.24% 37.15% 15.27%
Ratios to Average Net Assets
(e)
Total expenses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ...........................................
0.98% 0.43% 0.44% 0.72% 0.85%
Supplemental Data
Net assets, end of year (000) ....................................... $ 156,456  $ 115,989  $ 130,696  $ 79,355  $ 16,470
Portfolio turnover rate
(f)
........................................... 44% 7% 6% 5% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  July 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
iShares ETF
Diversification
Classification
U.S. Consumer Focused
(a)
............................................................................................... Non-diversified
U.S. Tech Independence Focused
(b)
........................................................................................ Non-diversified
(a)
Formerly the iShares Evolved U.S. Discretionary Spending ETF.
(b)
Formerly the iShares Evolved U.S. Technology ETF.

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders

Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Consumer Focused
HSBC Bank PLC ...................................... $ 38,185 $ (38,185) $ – $ –
J.P. Morgan Securities LLC ............................... 8,838 (8,721) – 117
(b)
Morgan Stanley ....................................... 18,493 (18,493) – –
RBC Capital Markets LLC ................................ 21,799 (21,799) – –
Toronto-Dominion Bank .................................. 68,268 (68,268) – –
$ 155,583 $ (155,466) $ – $ 117
U.S. Tech Independence Focused
BofA Securities, Inc. .................................... $ 225,089 $ (225,089) $ – $ –
HSBC Bank PLC ...................................... 317,805 (317,805) – –
Jefferies LLC ......................................... 342,571 (336,432) – 6,139
(b)
Nomura Securities International, Inc. ......................... 14,856 (14,856) – –
State Street Bank & Trust Co. .............................. 14,522 (14,522) – –
$ 914,843 $ (908,704) $ – $ 6,139
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
U.S. Consumer Focused ............................................................................................. 0.18%
U.S. Tech Independence Focused ...................................................................................... 0.18

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July
31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the year ended July 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2023, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions and certain deemed distributions were reclassified to the following accounts:
iShares ETF Amounts
U.S. Consumer Focused .................................................................................................... $ 902
U.S. Tech Independence Focused ............................................................................................. 2,387
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Consumer Focused ................................................................. $ 268,508 $ 1,021,392 $ (613,506)
U.S. Tech Independence Focused .......................................................... 2,113,044 16,646,341 (2,441,125)
iShares ETF Purchases Sales
U.S. Consumer Focused ................................................................................. $ 2,557,674 $ 2,784,022
U.S. Tech Independence Focused .......................................................................... 53,945,045 53,101,982
iShares ETF
In-kind
Purchases
In-kind
Sales
U.S. Consumer Focused ................................................................................. $ 3,679,417 $ 5,586,676
U.S. Tech Independence Focused .......................................................................... 46,998,862 36,636,007
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
U.S. Consumer Focused ...................................................................... $ 492,877 $ (492,877)
U.S. Tech Independence Focused ............................................................... 9,329,177 (9,329,177)
—

Notes to Financial Statements
(continued)

Notes to Financial Statements
The tax character of distributions paid was as follows:
As of July 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
As of July 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
iShares ETF
Year Ended
07/31/23
Year Ended
07/31/22
U.S. Consumer Focused
Ordinary income ........................................................................................... $ 183,134 $ 192,387
Long-term capital gains ...................................................................................... 255,250 —
$ 438,384 $ 192,387
U.S. Tech Independence Focused
Ordinary income ........................................................................................... 1,110,931 1,129,839
Long-term capital gains ...................................................................................... 87,620 34,336
$ 1,198,551 $ 1,164,175
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-
Year Losse s
(c)
Total
U.S. Consumer Focused .................................. $ 9,190 $ (1,329,823) $ 1,099,913 $ — $ (220,720)
U.S. Tech Independence Focused ........................... 237,083 — 36,981,994 (11 , 451 , 615) 25,767,462
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the to the tax deferral of losses on wash sales.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Consumer Focused ............................................ $ 13,652,706 $ 1,817,772 $ (717,859) $ 1,099,913
U.S. Tech Independence Focused ...................................... 120,408,836 38,593,312 (1,611,318) 36,981,994

Notes to Financial Statements
(continued)
2023
iShares Annual Report To Shareholders

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/23
Year Ended
07/31/22
iShares ETF Shares Amount Shares Amount
U.S. Consumer Focused
Shares sold 100,000 $ 3,714,150 100,000 $ 4,731,128
Shares redeemed (150,000) (5,606,810) (200,000) (8,446,214)
(50,000) $ (1,892,660) (100,000) $ (3,715,086)
U.S. Tech Independence Focused
Shares sold 1,150,000 $ 47,941,540 550,000 $ 29,635,752
Shares redeemed (850,000) (37,236,465) (400,000) (20,095,557)
300,000 $ 10,705,075 150,000 $ 9,540,195

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares U.S. ETF Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares U.S. ETF Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2023, the related statements of operations for the year ended July 31,
2023, the statements of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2023 and each of the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 22, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares U.S. Consumer Focused ETF
iShares U.S. Tech Independence Focused ETF

Important Tax Information
(unaudited)
2023
iShares Annual Report to Shareholders

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2023:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended July 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
U.S. Consumer Focused .............................................................................................. $ 174,943
U.S. Tech Independence Focused ....................................................................................... 1,334,891
iShares ETF
Qualified Business
Income
U.S. Consumer Focused .............................................................................................. $ 323
U.S. Tech Independence Focused ....................................................................................... 3,095
iShares ETF
20% Rate Long-Term
Capital Gain Dividends
U.S. Consumer Focused .............................................................................................. $ 255,250
U.S. Tech Independence Focused ....................................................................................... 88,362
iShares ETF
Dividends-Received
Deduction
U.S. Consumer Focused ................................................................................................ 100.00%
U.S. Tech Independence Focused ......................................................................................... 100.00

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares U.S. Consumer Focused ETF, iShares U.S. Tech Independence Focused ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the
Fund manages the Fund’s portfolio in accordance with its investment objective. The Board further noted that, during the year, the Board received periodic reports on the
Fund’s short- and longer-term performance in comparison with its reference benchmark. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group
(where applicable) and reference benchmark or stated investment objective.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Annual Report to Shareholders

the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with a similar investment strategy or investment mandate as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
July 31, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
U.S. Consumer Focused ................. $ 0.439756 $ 0.781872 $ — $ 1.221628 36% 64% —% 100%
U.S. Tech Independence Focused .......... 0.386853 0.066801 — 0.453654 85 15 — 100

Trustee and Officer Information
(unaudited)
2023
iShares Annual Report to Shareholders

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust, and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 387 funds as of July 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Aaron Wasserman,
the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of
BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since
2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since
2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since
2019).
Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s
ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth
Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc.
(2014-2015); Senior Partner, McKinsey & Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani
(1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert
(1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Member of the Wyoming State Investment Funds Committee (since 2022);
Director of the Jackson Hole Center for the Arts (since 2021); Trustee of Forward Funds
(14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E.
Lawton
(1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) (continued)

Trustee and Officer Information
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Martinez
(1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan
(1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting,
Stanford University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of Business
(2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since
2023).
Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-
2023).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of
PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO
Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts
Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Aaron Wasserman
(1974)
Chief Compliance
Officer (since
2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset
Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020- 2021); Head of Developed Markets
Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core
Portfolio Management (since 2020).
Effective March 30, 2023, Dominik R ohé replaced Armando Senra as President.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Independent Trustees
(continued)

General Information
2023
iShares Annual Report to Shareholders

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares

iS-AR-715-0723
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.      Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the two series of the registrant for which the fiscal year-end is July 31, 2023 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were
$
25,400 for the fiscal year ended
July 31, 2022
and
$26,600
 for the fiscal year ended July 31, 2023.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed July 31, 2022
and July 31, 2023 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were
$19,400
for the fiscal year ended
July 31, 2022
and
$19,400
for the fiscal year ended July 31, 2023. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed July 31, 2022 and July 31, 2023
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were
$19,400
for the fiscal year ended
July 31, 2022
and
$19,400
for the fiscal year ended July 31, 2023.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.      Audit Committee of Listed Registrants.

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)

(4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	September 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	September 22, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	September 22, 2023